Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
51.	Subsequent Events

(1)
Subsequent to December 31, 2024, KEPCO and KEPCO Nuclear Fuel Co., Ltd., a subsidiary of the Company, borrowed long-term borrowings for the purposes of operation and details related thereto are as follows:

Company	Type	Issue date	Maturity	Interest rate (%)	Amount
	In millions of won
Korea Electric Power Corporation	Local long-term borrowings (Mid- to long-term CP (*))	2025.02.11	2030.02.11	3M CD+0.57	￦	200,000
	Local long-term borrowings (Mid- to long-term CP (*))	2025.02.27	2030.02.27	3M CD+0.62		200,000
	Local long-term borrowings (Mid- to long-term CP (*))	2025.04.24	2030.04.24	3M CD+0.50		200,000

(*)	The maturity of mid- to long-term CPs corresponds to contract period of commercial paper repurchase agreements.

(2)
Subsequent to December 31, 2024, KEPCO and its subsidiaries Korea Hydro & Nuclear Power Co., Ltd., Korea South-East Power Co., Ltd., Korea Western Power Co., Ltd., Korea Southern Power Co., Ltd. and Korea East-West Power Co., Ltd. issued bonds denominated in Korean won and foreign currency for the purposes of operation and facility funding and details related thereto are as follows:

Company	Type	Issue date	Maturity	Interest rate (%)		Amount
	In millions of won and thousands of USD
Korea Electric Power Corporation	#1451 Corporate bond	2025.01.06	2027.01.06	2.88	￦	200,000
	#1452 Corporate bond	2025.01.06	2028.01.06	2.86		200,000
	#1453 Corporate bond	2025.01.06	2030.01.06	2.99		100,000
	#1454 Corporate bond	2025.01.14	2027.01.14	2.87		200,000
	#1455 Corporate bond	2025.01.14	2028.01.14	2.92		200,000
	#1456 Corporate bond	2025.01.14	2030.01.14	3.03		100,000
	#1457 Corporate bond	2025.01.22	2027.01.22	2.84		200,000
	#1458 Corporate bond	2025.01.22	2028.01.22	2.89		200,000
	#1459 Corporate bond	2025.01.22	2030.01.22	2.99		100,000

Company	Type	Issue date	Maturity	Interest rate (%)		Amount
	In millions of won and thousands of USD
	# 1460 Corporate bond	2025.02.06	2027.02.06	2.88		190,000
	#1461 Corporate bond	2025.02.06	2028.02.06	2.86		300,000
	#1462 Corporate bond	2025.02.06	2030.02.06	2.92		210,000
	#1463 Corporate bond	2025.02.12	2027.02.12	2.90		300,000
	#1464 Corporate bond	2025.02.12	2028.02.12	2.92		200,000
	#1465 Corporate bond	2025.02.12	2030.02.12	3.00		200,000
	#1466 Corporate bond	2025.02.17	2028.02.17	2.89		200,000
	#1467 Corporate bond	2025.02.17	2030.02.17	2.98		100,000
	#1468 Corporate bond	2025.02.24	2027.02.24	2.86		300,000
	#1469 Corporate bond	2025.02.24	2028.02.24	2.88		300,000
	#1470 Corporate bond	2025.02.24	2030.02.24	2.98		100,000
	#1471 Corporate bond	2025.03.06	2027.03.05	2.90		200,000
	#1472 Corporate bond	2025.03.06	2028.03.06	2.90		200,000
	#1473 Corporate bond	2025.03.06	2030.03.06	2.97		100,000
	FY25 Global 16th	2025.02.13	2028.02.13	4.75	USD	400,000
	#1474 Corporate bond	2025.03.12	2027.03.12	2.860		220,000
	#1475 Corporate bond	2025.03.12	2028.03.10	2.880		180,000

Company	Type	Issue date	Maturity	Interest rate (%)		Amount
	In millions of won, thousands of USD and thousands of HKD
Korea Electric Power Corporation	#1476 Corporate bond	2025.03.12	2030.03.12	2.969		100,000
	#1477 Corporate bond	2025.03.17	2027.03.17	2.880		200,000
	#1478 Corporate bond	2025.03.17	2028.03.17	2.915		200,000
	#1479 Corporate bond	2025.03.17	2030.03.15	2.970		100,000
	#1480 Corporate bond	2025.03.27	2027.03.26	2.875		100,000
	#1481 Corporate bond	2025.03.27	2028.03.27	2.905		190,000
	#1482 Corporate bond	2025.03.27	2030.03.27	3.000		210,000
	#1483 Corporate bond	2025.04.03	2027.04.02	2.790		300,000
	#1484 Corporate bond	2025.04.03	2028.04.03	2.815		200,000
	#1485 Corporate bond	2025.04.03	2030.04.03	2.890		100,000
	#1486 Corporate bond	2025.04.11	2027.04.09	2.675		200,000
	#1487 Corporate bond	2025.04.11	2028.04.11	2.720		200,000
	#1488 Corporate bond	2025.04.11	2030.04.11	2.798		100,000
	#1489 Corporate bond	2025.04.16	2027.04.16	2.629		190,000
	#1490 Corporate bond	2025.04.16	2028.04.14	2.670		200,000
	#1491 Corporate bond	2025.04.16	2030.04.16	2.757		110,000
Korea Hydro & Nuclear Power Co., Ltd.	#81 Corporate bond	2025.02.10	2030.02.10	2.96		60,000
	#4 Foreign currency private placement bond	2025.03.05	2028.03.05	4.10	HKD	1,166,000
Korea South-East Power Co., Ltd.	#63-1 Corporate bond	2025.01.24	2027.01.22	2.82		140,000

Company	Type	Issue date	Maturity	Interest rate (%)	Amount
	In millions of won, thousands of USD and thousands of HKD
	#63-2 Corporate bond	2025.01.24	2028.01.24	2.85	110,000
	#63-3 Corporate bond	2025.01.24	2030.01.24	2.95	40,000
	#64-1 Corporate bond	2025.02.18	2027.02.18	2.87	70,000
	#64-2 Corporate bond	2025.02.18	2028.02.18	2.88	60,000
	#65 Corporate bond	2025.03.31	2027.03.31	2.90	150,000
Korea Western Power Co., Ltd.	#64-1 Corporate bond	2025.02.13	2027.02.12	2.89	140,000
	#64-2 Corporate bond	2025.02.13	2028.02.11	2.93	100,000
	#64-3 Corporate bond	2025.02.13	2030.02.13	3.04	20,000
	#65-1 Corporate bond	2025.03.12	2027.03.12	2.85	180,000
	#65-2 Corporate bond	2025.03.12	2028.03.10	2.88	60,000
	#65-3 Corporate bond	2025.03.12	2030.03.12	2.96	10,000
	#66-1 Corporate bond	2025.04.15	2027.04.15	2.65	110,000
	#66-2 Corporate bond	2025.04.15	2028.04.14	2.76	70,000
	#66-3 Corporate bond	2025.04.15	2030.04.15	2.84	30,000
Korea Southern Power Co., Ltd .	#77-1 Corporate bond	2025.01.21	2028.01.21	2.91	60,000
	#78-1 Corporate bond	2025.04.22	2027.04.22	2.56	140,000
	#78-2 Corporate bond	2025.04.22	2028.04.21	2.68	70,000
	#78-3 Corporate bond	2025.04.22	2030.04.22	2.74	10,000
Korea East-West Power Co., Ltd.	#49-1 Corporate bond	2025.03.07	2027.03.05	2.86	170,000
	#49-2 Corporate bond	2025.03.07	2028.03.07	2.89	60,000
	#49-3 Corporate bond	2025.03.07	2030.03.07	2.99	40,000
	#50-1 Corporate bond	2025.03.21	2027.03.19	2.87	170,000
	#50-2 Corporate bond	2025.03.21	2028.03.21	2.92	50,000
	#50-3 Corporate bond	2025.03.21	2030.03.21	2.99	10,000
	#51-1 Corporate bond	2025.04.17	2026.04.17	2.52	180,000
	#51-2 Corporate bond	2025.04.17	2028.04.17	2.70	100,000
	#51-3 Corporate bond	2025.04.17	2030.04.17	2.79	70,000
	#52-1 Corporate bond	2025.04.28	2027.04.28	2.61	160,000
	#52-2 Corporate bond	2025.04.28	2028.04.28	2.69	100,000